Material Related Party Transactions - Details of Balances with Related Parties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Receivables	¥ 115	¥ 85
Accrued expenses	1,973	2,506
Prepayments of acquisition of long-term assets	1,302	1,222
Payables	363	357
Long term receivables due from related parties	151	0
CSAH and its affiliates [member]
Disclosure of transactions between related parties [line items]
Receivables	14	10
Accrued expenses	27	47
Prepayments of acquisition of long-term assets	719	639
Payables	174	225
Lease liabilities	24,084	26,789
Associates [member]
Disclosure of transactions between related parties [line items]
Receivables	72	57
Accrued expenses	57	73
Prepayments of acquisition of long-term assets	495	495
Payables	14	13
Long term receivables due from related parties	151	0
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Receivables	28	18
Accrued expenses	1,277	1,927
Prepayments of acquisition of long-term assets	88	88
Payables	175	119
Other related companies [member]
Disclosure of transactions between related parties [line items]
Receivables	1	0
Accrued expenses	¥ 612	¥ 459